Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues

Revenues are comprised of the following:

	2023	2024	2025
Time charter revenues	74,006	77,160	67,121
Time charter revenues from related party (Note 5)	8,943	8,967	8,943
Time charter revenues from megayacht chartering	-	-	4,351
Total	82,949	86,127	80,415